Retirement Benefit Plans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Surplus plan, not recognized	$ 191	$ 390
Defined contribution expense	68	$ 61
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to defined benefit pension plans for the next annual reporting period	$ 6
Weighted average duration of defined benefit obligation	13 years
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	13 years